Shareholder Report, Line Graph (Details) 191745_Pacer US Large Cap Cash Cows Growth Leaders ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Dec. 21, 2022	Apr. 30, 2026
Pacer US Large Cap Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Pacer US Large Cap Cash Cows Growth Leaders ETF NAV
Accumulated Value	$ 15,743	$ 12,136	$ 9,870	$ 10,000	$ 18,082
Pacer US Large Cap Cash Cows Growth Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Pacer US Large Cap Cash Cows Growth Leaders Index
Accumulated Value	15,926	12,207	9,885	10,000	$ 18,389
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Index
Accumulated Value	14,814	13,234	10,775	10,000	$ 19,320
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value	$ 17,082	$ 14,930	$ 11,328	$ 10,000	$ 22,376